Goodwill and Other Intangible Assets - Summary of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, Cost	$ 5,634	$ 5,604
Acquired intangible assets, Accumulated Amortization	(5,595)	(5,559)
Acquired intangible assets, Net	39	45
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, Cost	2,739	2,743
Acquired intangible assets, Accumulated Amortization	(2,739)	(2,727)
Acquired intangible assets, Net		16
Lead Provider Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, Cost	2,489	2,489
Acquired intangible assets, Accumulated Amortization	(2,489)	(2,489)
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, Cost	406	372
Acquired intangible assets, Accumulated Amortization	(367)	(343)
Acquired intangible assets, Net	$ 39	$ 29